Note 2 - Earnings Per Share	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Earnings Per Share [Text Block]
2.	EARNINGS PER SHARE

There are
no
convertible securities that would affect the numerator in calculating basic and diluted earnings per share; therefore, net income as presented on the Consolidated Statement of Income will be used as the numerator. The following table sets forth the composition of the weighted-average common shares (denominator) used in the basic and diluted earnings per share computation for the year ended
December 31:

	2017	2016	2015
Weighted-average common shares outstanding	3,415,115	2,494,022	2,251,365

Average treasury stock shares	(386,165)	(386,165)	(236,399)

Weighted-average common shares and common stock equivalents used to calculate basic earnings per share	3,028,950	2,107,857	2,014,966

Additional common stock equivalents (stock options) used to calculate diluted earnings per share	23,635	11,357	9,154

Weighted-average common shares and common stock equivalents used to calculate diluted earnings per share	3,052,585	2,119,214	2,024,120

Options to purchase
19,750
shares of common stock at prices ranging from
$17.55
to
$23.00
were outstanding during the year ended
December 31, 2017.
Also outstanding were
14,601
shares of restricted stock units.
None
of the outstanding options or RSU’s were anti-dilutive.

Options to purchase
29,324
shares of common stock at prices ranging from
$17.55
to $
37.48
were outstanding during the year ended
December 31, 2016.
Of those options,
29,324
were considered dilutive based on the average market price exceeding the strike price for the year ended
December 31, 2016,
and
no
options were anti-dilutive.

Options to purchase
31,949
shares of common stock at prices ranging from
$17.55
to
$40.24
were outstanding during the year ended
December 31, 2015.
Of those options,
27,250
were considered dilutive based on the average market price exceeding the strike price for the year ended
December 31, 2015,
and
4,699
options were anti-dilutive.